Loans, Financing and Debentures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Nov. 16, 2023	May 05, 2021
Loans, Financing and Debentures [Abstract]
Non-convertible debentures issued		R$ 165,000	R$ 240,000
Debentures description	The debentures will be amortized in November of each year from 2027 until 2030.
Interest payable rate		12.16%
Compensatory interest percent			5.3658%